Net Assets - Schedule of Summarized Dividend Distributions Reinvestment Plan Information (Details) - USD ($) $ / shares in Units, $ in Thousands															3 Months Ended	12 Months Ended
	Sep. 27, 2024	Aug. 30, 2024	Jul. 30, 2024	Jun. 28, 2024	May 30, 2024	Apr. 29, 2024	Mar. 29, 2024	Feb. 28, 2024	Jan. 30, 2024	Dec. 29, 2023	Nov. 29, 2023	Oct. 30, 2023	Sep. 29, 2023	Aug. 29, 2023	Sep. 30, 2023	Sep. 30, 2024	Jun. 29, 2023
Common Class I
Subsidiary, Sale of Stock [Line Items]
DRIP Shares Issued (in shares)	180,965.287	165,834.688	155,390.771	137,358.303	122,125.775	99,037.604	87,070.703	79,967.559	71,107.248	65,437.311	61,702.502	60,820.367	60,815.426	59,767.496	120,582.922	1,286,818.118
Amount per share (in dollars per share)	$ 25.12	$ 25.08	$ 25.12	$ 25.19	$ 25.15	$ 25.17	$ 25.06	$ 25.02	$ 25.07	$ 25.07	$ 25.00	$ 25.00	$ 25.05	$ 25.00	$ 25.00	$ 25.10	$ 25.00
DRIP Shares Value	$ 4,546	$ 4,159	$ 3,904	$ 3,460	$ 3,071	$ 2,493	$ 2,182	$ 2,001	$ 1,782	$ 1,640	$ 1,543	$ 1,521	$ 1,524	$ 1,494	$ 3,018	$ 32,302
Common Class S
Subsidiary, Sale of Stock [Line Items]
DRIP Shares Issued (in shares)	8,168.707	7,311.407	5,556.489	5,174.259	4,241.079											30,451.941
Amount per share (in dollars per share)	$ 25.12	$ 25.08	$ 25.12	$ 25.19	$ 25.15										$ 25.17	$ 25.10
DRIP Shares Value	$ 205	$ 183	$ 140	$ 130	$ 107											$ 765